BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
1
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 95.4%
Basic Materials - 7.2%
900 International Flavors & Fragrances, Inc. $ 134,460
3,600 Nutrien, Ltd. 218,196
500 Packaging Corp. of America 67,710
1,100 Steel Dynamics, Inc. 65,560
485,926
Capital Goods / Industrials - 3.2%
450 Cummins, Inc. 109,714
900 ManpowerGroup, Inc. 107,019
216,733
Communication Services - 8.2%
3,000 Comcast Corp., Class A 171,060
900 The Walt Disney Co.
(a)
158,193
4,100 Verizon Communications, Inc. 229,723
558,976
Consumer Discretionary - 6.4%
500 Aptiv PLC
(a)
78,665
1,000 Genuine Parts Co. 126,470
4,000 Kontoor Brands, Inc. 225,640
430,775
Consumer Staples - 4.7%
1,800 Mondelez International, Inc., Class A 112,392
500 PepsiCo., Inc. 74,085
3,300 The Kraft Heinz Co. 134,574
321,051
Energy - 6.6%
4,000 Devon Energy Corp. 116,760
5,500 Kinder Morgan, Inc. 100,265
2,100 Schlumberger NV 67,221
100 Texas Pacific Land Corp. 159,974
444,220
Financials - 20.5%
3,300 Air Lease Corp. 137,742
1,400 American Express Co. 231,322
4,300 American International Group, Inc. 204,680
2,100 Bank of America Corp. 86,583
500 Berkshire Hathaway, Inc., Class B
(a)
138,960
1,600 BOK Financial Corp. 138,560
32 Brookfield Asset Management Reinsurance
Partners, Ltd.
(a)
1,680
4,683 Brookfield Asset Management, Inc.,
Class A 238,739
500 Chubb, Ltd. 79,470
600 CME Group, Inc. 127,608
1,385,344
Health Care - 15.8%
700 Amgen, Inc. 170,625
1,200 AstraZeneca PLC, ADR 71,880
850 Becton Dickinson and Co. 206,711
2,600 Cardinal Health, Inc. 148,434
1,628 Koninklijke Philips NV, ADR 80,912
450 Laboratory Corp. of America Holdings
(a)
124,133
800 Medtronic PLC 99,304
300 Regeneron Pharmaceuticals, Inc.
(a)
167,562
1,069,561
Real Estate - 2.7%
4,020 VEREIT, Inc. REIT 184,639
Technology - 12.7%
300 Arista Networks, Inc.
(a)
108,693
2,600 Cisco Systems, Inc./Delaware 137,800
3,700 Corning, Inc. 151,330
900 International Business Machines Corp. 131,931
1,300 NetApp, Inc. 106,366
700 NXP Semiconductors NV 144,004
Shares Security Description Value
Technology - 12.7% (continued)
600 TE Connectivity, Ltd. $ 81,126
861,250
Transportation - 7.4%
3,300 AP Moller - Maersk A/S, ADR 47,781
19,900 Atlas Corp. 283,575
500 Union Pacific Corp. 109,965
300 United Parcel Service, Inc., Class B 62,391
503,712
Total Common Stock (Cost $4,518,659) 6,462,187
Shares Security Description Value
Money Market Fund - 4.6%
307,574 Morgan Stanley Institutional Liquidity
Funds Government Portfolio, Institutional
Class, 0.03%
(b)
(Cost $307,574) 307,574
Investments, at value - 100.0% (Cost $4,826,233) $ 6,769,761
Other Assets & Liabilities, Net - 0.0% 1,191
Net Assets - 100.0% $ 6,770,952
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 6,462,187
Level 2 - Other Significant Observable Inputs 307,574
Level 3 - Significant Unobservable Inputs –
Total $ 6,769,761

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
2
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.